Trade Accounts Payable and Others (Details) - Schedule of Trade Accounts Payable and Others - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Schedule of Trade Accounts Payable and Others [Abstract]
Trade accounts payable	R$ 67,192	R$ 61,972
Taxes payable	15,437	26,321
Dividends payable	54,869	63,818
Advances to customers	34,291	21,802
Other liabilities	2,513	2,202
Total current	174,302	176,115
Taxes payable	30,822	28,140
Other liabilities	5,904	3,284
Total noncurrent	R$ 36,726	R$ 31,424